Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0001953530
Registrant Name	Oculis Holding AG
Registration File Number	333-294011
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES